Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Discretionary Index ETF	Nov. 29, 2023
Fidelity MSCI Consumer Discretionary Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(35.21%)
Past 5 years	8.78%
Since Inception	10.44%	[1]
Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(35.34%)
Past 5 years	8.53%
Since Inception	10.15%	[1]
Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(20.73%)
Past 5 years	6.92%
Since Inception	8.53%	[1]
IXWMW
Average Annual Return:
Past 1 year	(35.14%)
Past 5 years	8.73%
Since Inception	10.48%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.